SPECIAL PURPOSE ENTITIES - Equity Method Investments (Details) - Variable Interest Entity, Not Primary Beneficiary	Dec. 31, 2021	Dec. 31, 2020
SPV II
Variable Interest Entity [Line Items]
Initial ownership	49.00%
SPV II | Class A
Variable Interest Entity [Line Items]
Stem's interest	100.00%
Distribution percentage, parent	10.00%
SPV II | Class B
Variable Interest Entity [Line Items]
Distribution percentage	90.00%
SPV III
Variable Interest Entity [Line Items]
Initial ownership		50.00%
SPV III | Class A
Variable Interest Entity [Line Items]
Distribution percentage	80.00%
Distribution percentage, parent	50.00%
SPV III | Class B
Variable Interest Entity [Line Items]
Stem's interest	100.00%
Distribution percentage	20.00%
Distribution percentage, parent	100.00%
SPV IV
Variable Interest Entity [Line Items]
Initial ownership	50.00%
SPV IV | Class A
Variable Interest Entity [Line Items]
Distribution percentage	97.50%
SPV IV | Class B
Variable Interest Entity [Line Items]
Stem's interest	100.00%
Distribution percentage, parent	2.50%
COPEC
Variable Interest Entity [Line Items]
Initial ownership	49.00%
COPEC | Class A
Variable Interest Entity [Line Items]
Stem's interest	100.00%